Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Interest income:
Loans, including fees (Note 4)		¥ 1,940,754	¥ 2,597,932	¥ 2,576,417
Deposits in other banks		56,555	167,267	183,327
Investment securities:
Interest		178,873	242,123	237,378
Dividends		119,387	172,382	160,825
Trading account assets		373,200	489,842	499,724
Call loans and funds sold		4,721	11,286	10,354
Receivables under resale agreements and securities borrowing transactions		78,506	246,311	145,354
Total		2,751,996	3,927,143	3,813,379
Interest expense:
Deposits		329,392	836,081	717,366
Call money and funds purchased		1,105	3,270	3,913
Payables under repurchase agreements and securities lending transactions		91,508	357,382	333,632
Due to trust account, other short-term borrowings and trading account liabilities		72,403	164,907	155,273
Long-term debt		253,494	322,704	307,797
Total		747,902	1,684,344	1,517,981
Net interest income		2,004,094	2,242,799	2,295,398
Provision for credit losses (Note 4)		484,210	321,713	34,330
Net interest income after provision for credit losses		1,519,884	1,921,086	2,261,068
Non-interest income:
Fees and commissions income (Note 27)		1,527,283	1,502,052	1,438,578
Foreign exchange gains (losses)—net (Note 28)		99,337	(281,790)	(95,987)
Trading account profits (losses)—net		(410,368)	765,373	168,900
Investment securities gains (losses)—net (Note 3)		1,458,264	(532,248)	(252,307)
Equity in earnings of equity method investees—net (Note 14)		355,730	282,712	209,732
Gains on sales of loans (Note 4)		17,926	9,956	22,663
Gain on remeasurement of previously held equity method investment (Note 2)			41,218
Other non-interest income		109,615	88,422	103,665
Total		3,157,787	1,875,695	1,595,244
Non-interest expense:
Salaries and employee benefits (Note 13)		1,253,461	1,242,563	1,175,405
Occupancy expenses—net (Notes 5 and 26)		178,107	182,917	179,780
Fees and commissions expenses		318,797	332,033	313,745
Outsourcing expenses, including data processing		298,777	303,632	275,052
Depreciation of premises and equipment (Note 5)		87,305	113,489	98,867
Amortization of intangible assets (Note 6)		250,106	237,328	235,083
Impairment of intangible assets (Note 6)		21,680	3,732	118,108
Insurance premiums, including deposit insurance		90,529	98,441	93,756
Communications		59,798	59,976	59,166
Taxes and public charges		97,783	100,198	95,358
Impairment of goodwill (Note 6)		147,564	383,810
Provision for (reversal of) off-balance sheet credit instruments		(56,749)	(62,279)	38,463
Other non-interest expenses (Notes 5 and 26)		322,171	367,721	302,687
Total		3,069,329	3,363,561	2,985,470
Income before income tax expense		1,608,342	433,220	870,842
Income tax expense (Note 8)		444,948	114,505	133,237
Net income before attribution of noncontrolling interests		1,163,394	318,715	737,605
Net income attributable to noncontrolling interests		46,096	12,760	18,960
Net income attributable to Mitsubishi UFJ Financial Group		1,117,298	305,955	718,645
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 1,117,298	¥ 305,955	¥ 718,645
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 19 and 22):
Basic earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 86.88	¥ 23.69	¥ 55.03
Diluted earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	[1]	86.56	23.47	54.74
Cash dividend per common share		¥ 25.00	¥ 23.50	¥ 21.00
Weighted average common shares outstanding		12,859,737	12,912,790	13,058,698
Weighted average diluted common shares outstanding		12,859,737	12,912,956	13,059,182

[1]	For the fiscal years ended March 31, 2019, 2020 and 2021, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.